Cost of Revenues	12 Months Ended
Dec. 31, 2019
Cost of Revenues [Abstract]
Cost of revenues

Note 13 – Cost of revenues

	For the year ended December 31
	2017	2018	2019
	Thousands USD	Thousands USD	Thousands USD
According to sources of revenue -
Consumables	62	195	240
Support services	-	403	855
Sales of printers	228	2,938	3,192
Printers rental	119	58	25
Total	409	3,594	4,312